Note 24 - Earnings Per Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
(
2
4
)
Earnings
Per
Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during each period. Diluted earnings per share reflects the potential dilution of common stock warrants and restricted stock. Net income available to common stockholders represents net income after preferred stock dividends. The following table presents earnings per share for the years ended
December 31, 2018,
2017
and
2016:

	201 8	2017	2016

Numerator
Net Income Available to Common Stockholders	$11,917,400	$7,540,378	$7,179,900

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,454	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	99,154	194,323	74,037
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,538,608	8,633,581	8,513,295

Earnings Per Share - Basic	$1.41	$0.89	$0.85

Earnings Per Share - Diluted	$1.40	$0.87	$0.84